Loans To Customers - Summary of Loans To Customers (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Less: Provision for impairment losses
Allowance account for credit losses of financial assets	¥ (639,501)	¥ (630,848)	¥ (688,378)	¥ (401,626)
Loans and advances to customers	¥ 211,446,645	¥ 214,972,110
Expected credit loss rate	12.15%	7.12%
Loans and receivables, category [member]
Disclosure of financial assets [line items]
Interest receivable	¥ 2,002,926	¥ 2,963,210
Less: Provision for impairment losses
Allowance account for credit losses of financial assets	¥ (7,062,978)	¥ (2,753,871)
Expected credit loss rate	3.23%	1.26%
Loans originated by consolidated trust plans [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Loans originated by microloan lending companies and consumer finance company	¥ 186,396,992	¥ 202,175,185
Loans originated by microloan lending companies and consumer finance company [member] | Loans and receivables, category [member]
Disclosure of financial assets [line items]
Loans originated by microloan lending companies and consumer finance company	30,109,705	12,587,586
Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Loans and receivables, category [member]
Less: Provision for impairment losses
Allowance account for credit losses of financial assets	(4,481,912)	(1,860,245)
Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Loans and receivables, category [member]
Less: Provision for impairment losses
Allowance account for credit losses of financial assets	(1,197,126)	(312,280)
Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Loans and receivables, category [member]
Less: Provision for impairment losses
Allowance account for credit losses of financial assets	¥ (1,383,940)	¥ (581,346)